Cover	12 Months Ended
Jun. 30, 2022 shares
Cover [Abstract]
Entity Registrant Name	NEXTSOURCE MATERIALS INC.
Entity Central Index Key	0001302084
Document Type	40-F
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity Emerging Growth Company	false
Entity Current Reporting Status	Yes
Document Period End Date	Jun. 30, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Entity Common Stock Shares Outstanding	101,872,614
Document Annual Report	true
Document Transition Report	false
Entity File Number	000-05151
Entity Address Address Line 1	130 King Street West
Entity Address Address Line 2	Exchange Tower Suite 1940
Entity Address City Or Town	Toronto
Entity Address Country	CA
Entity Address Postal Zip Code	M5X 2A2
Auditor Name	MNP LLP
Auditor Location	Mississauga, Ontario
Auditor Firm Id	1930
Security 12g Title	Common Shares, no par value
Document Registration Statement	false
City Area Code	416
Local Phone Number	364-4911
Annual Information Form	true
Audited Annual Financial Statements	true
Amendment Description	Our Annual Report on Form 20-F for the fiscal year ended June 30, 2022, initially filed with the Securities and Exchange Commission on October 31, 2022 (the “Original 2022 Form 20-F”), is being filed to amend and restate the Original 2022 Form 20-F in its entirety as an annual report on Form 40-F (“Form 40-F”). NextSource Materials Inc. ("we", "us", "our", "NextSource" or the "Company") is a Canadian corporation that is permitted, under a multijurisdictional disclosure system adopted by the United States, to prepare this Annual Report on Form 40-F ("Annual Report") pursuant to Section 13 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"), in accordance with disclosure requirements in effect in Canada, which are different from those of the United States. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended, new certifications of our principal executive officer and principal financial officer under Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are being filed as Exhibits 99.4 - 99.7 to this Form 40-F. This Form 40-F does not reflect events occurring after the Original 2022 Form 20-F, except that the Company has included subsequent events and some additional information regarding its mining properties in response to comments received from the staff of the Securities and Exchange Commission’s Division of Corporation Finance, and to note that the Company inadvertently misidentified itself as a “non-accelerated filer” when it is an “accelerated filer” and the related consequence of the misidentification. The Audited Annual Consolidated Financial Statements for the years ended June 30, 2022 and 2021 (the “Refiled Financial Statements”) are attached as Exhibit 99.2. At the time of the filing of the original 2022 Form 20-F, the Company believed it was a “non-accelerated filer”, and was not required to obtain or file an attestation report. Upon later review it was determined that the Company was an “accelerated filer” for the year ended June 30, 2022 and was required to obtain an attestation report. However, the Company has not obtained an attestation report. No changes were made to any of the amounts contained in the previously filed financial statements. The non-financial changes consisted of an update to the present day of Note 21 - Subsequent Events. The new Canadian Auditing Standards (“CAS”) audit opinion delivered by MNP LLP confirms the audit was completed in accordance with the standards of the CAS. The Management Discussion & Analysis for the year ended June 30, 2022 (“MD&A”) has been amended, which is attached as Exhibit 99.3. No changes were made to any of the amounts contained in the previously filed MD&A. Non-financial changes consisted of an update to the present day of the Company recent events, milestones and outlook, project descriptions and of the subsequent event disclosures contained therein.
Entity Interactive Data Current	Yes
Entity Address State Or Province	ON